Significant Subsequent Events - Additional Information (Detail) - UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. [member] - Events after reporting period [member] ¥ in Millions, $ in Millions	Apr. 27, 2022 CNY (¥)	Apr. 27, 2022 USD ($)
Disclosure of subsidiaries [line items]
Investments commitment in subsidiaries by entity	¥ 4,120	$ 660
Additional Investment commitment by entity subsidiary	740	$ 120
Cumulative investment commitment in subsidiary by group	¥ 4,860
Percentage of investment in subsidiary by year one	60.00%	60.00%
Percentage of investment in subsidiary by year two	20.00%	20.00%
Percentage of investment in subsidiary by year three	20.00%	20.00%